Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 03, 2024
Accounting Policies [Line Items]
Voting percentage	30.00%			40.00%
Deposits amount (in Dollars)	$ 52,500,000
Aggregate amount of consideration allocated to performance obligations (in Dollars)	$ 2,409,529,000
Percentage of performance obligations	69.45%
Impairment indicators (in Dollars)
Severance expenses (in Dollars)	$ 53,228,000	$ 47,076,000	$ 51,897,000
Short-Term Deposits [Member]
Accounting Policies [Line Items]
Interest rate	0.45%
Top of range [member]
Accounting Policies [Line Items]
Estimated useful life (in Dollars)	$ 7
Bottom of range [member]
Accounting Policies [Line Items]
Estimated useful life (in Dollars)	$ 3
Matrix [Member]
Accounting Policies [Line Items]
Percentage of held of outstanding ordinary shares	48.21%
Voting percentage	5.31%
Voting rights, percentage	48.21%
Matrix [Member] | Top of range [member]
Accounting Policies [Line Items]
Voting percentage	8.48%
Total voting rights	85.00%
Voting rights, percentage	96.42%
Matrix [Member] | Bottom of range [member]
Accounting Policies [Line Items]
Voting percentage	6.75%
Total voting rights	82.00%
Sapiens [Member]
Accounting Policies [Line Items]
Percentage of held of outstanding ordinary shares	43.51%
Description of voting rights	the Company’s controlling shareholder, held as of December 31, 2024 more than 5% of the voting rights. There is no evidence that any shareholder has or had granted to any other shareholder a voting proxy at the general meeting; and, over the last three years (i.e., 2022-2024), Sapiens’ general meetings were attended by shareholders representing in total between 82%-89% the total voting rights, including the Company’s voting rights. This means that the level of activity of Sapiens’ shareholders is relatively moderate. Bearing in mind that the Company presently holds approx. 43.51% of total voting rights, the attendance of shareholders would have to be higher than 87.02% in order to deprive Formula of an absolute majority of votes at the general meeting.
Magic [Member]
Accounting Policies [Line Items]
Description of voting rights	two financial Israeli institutional shareholders hold more than 5% of Magic Software’s voting rights (holding 11.54% and 6.97%, respectively); there is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting; and, over the last three years (i.e., 2022-2024), Magic Software’s general meetings were attended by shareholders representing between 84.7%-86.7% of the total voting rights. This means that the level of activity of the Magic Software’s shareholders is relatively moderate. Bearing in mind that the Company presently holds approx. 46.71% of total voting rights, the attendance from shareholders would have to be higher than 93.42% in order to deprive Formula of an absolute majority of votes at the general meeting. The Company believes that achieving such high attendance seems unlikely. In addition, Israeli law provides that institutional investors should not hold the ability to direct the company’s business and as such should not exceed 20% voting rights each. An institutional investor cannot also hold more than 20% of the seats on the board of directors.
Ordinary shares percentage	46.71%
Institutional Investors [Member]
Accounting Policies [Line Items]
Voting percentage	20.00%